Deposits - Summary of deposit from customers of maturity (Detail) - BRL (R$) R$ in Thousands	Sep. 30, 2020	Dec. 31, 2019
Disclosure Of Maturity Details Of Deposits From Customers [Line Items]
Demands deposits	R$ 40,310	R$ 70,190
Time deposits	1,586,399	4
Total	1,626,709	70,194
Within 30 days [member]
Disclosure Of Maturity Details Of Deposits From Customers [Line Items]
Demands deposits	40,310	70,190
Time deposits	0	4
Total	40,310	R$ 70,194
From 31 to 60 days[member]
Disclosure Of Maturity Details Of Deposits From Customers [Line Items]
Total
From 61 to 90 days [member]
Disclosure Of Maturity Details Of Deposits From Customers [Line Items]
Time deposits	141,895
Total	141,895
From 91 to 180 days [member]
Disclosure Of Maturity Details Of Deposits From Customers [Line Items]
Time deposits	34,544
Total	34,544
From 181 to 360 days [member]
Disclosure Of Maturity Details Of Deposits From Customers [Line Items]
Time deposits	780,536
Total	780,536
After 360 days [member]
Disclosure Of Maturity Details Of Deposits From Customers [Line Items]
Time deposits	629,424
Total	R$ 629,424